Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017
Statement of changes in equity [abstract]
Underwriting commission	$ 5,357	$ 5,357
Tax on proceeds of equity	1,882	1,882
Tax on issuance of equity	$ 487	$ 487